Common Stock Warrants - Company's warrants by expiration date (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of Warrants	4,407,962	4,407,962	4,407,962
Expiration Date of November 17, 2021, One
Class of Warrant or Right [Line Items]
Number of Warrants	76,569	76,569
Exercise Price	$ 32.00	$ 32.00
Expiration Date of November 17, 2021, Two
Class of Warrant or Right [Line Items]
Number of Warrants	131,344	131,344
Exercise Price	$ 64.00	$ 64.00
Expiration Date of August 23, 2023
Class of Warrant or Right [Line Items]
Number of Warrants	2,780	2,780
Exercise Price	$ 1.60	$ 1.60
Expiration Date of June 1, 2024
Class of Warrant or Right [Line Items]
Number of Warrants	18,000	18,000
Exercise Price	$ 35.65	$ 35.65
Expiration Date of June 5, 2024
Class of Warrant or Right [Line Items]
Number of Warrants	4,800	4,800
Exercise Price	$ 35.60	$ 35.60
Expiration Date of June 17, 2024
Class of Warrant or Right [Line Items]
Number of Warrants	74,864	74,864
Exercise Price	$ 21.85	$ 21.85
Expiration Date of June 19, 2024
Class of Warrant or Right [Line Items]
Number of Warrants	20,043	20,043
Exercise Price	$ 31.25	$ 31.25
Expiration Date of September 1, 2024
Class of Warrant or Right [Line Items]
Number of Warrants	22,800	22,800
Exercise Price	$ 26.55	$ 26.55
Expiration Date of September 16, 2024
Class of Warrant or Right [Line Items]
Number of Warrants	10,500	10,500
Exercise Price	$ 12.74	$ 12.7382
Expiration Date of December 1, 2024
Class of Warrant or Right [Line Items]
Number of Warrants	22,800	22,800
Exercise Price	$ 4.30	$ 4.30
Expiration Date of March 2, 2025
Class of Warrant or Right [Line Items]
Number of Warrants	28,000	28,000
Exercise Price	$ 5.65	$ 5.65
Expiration Date of June 1, 2025
Class of Warrant or Right [Line Items]
Number of Warrants	28,000	28,000
Exercise Price	$ 7.30	$ 7.30
Expiration Date of September 1, 2025
Class of Warrant or Right [Line Items]
Number of Warrants	28,000	28,000
Exercise Price	$ 5.50	$ 5.50
Expiration Date of December 1, 2025, One
Class of Warrant or Right [Line Items]
Number of Warrants	28,000	28,000
Exercise Price	$ 4.71	$ 4.71
Expiration Date of December 1, 2025, Two
Class of Warrant or Right [Line Items]
Number of Warrants	2,221,829	2,221,829
Exercise Price	$ 7.50	$ 7.50
Expiration Date of December 1, 2025, Three
Class of Warrant or Right [Line Items]
Number of Warrants	908,498	908,498
Exercise Price	$ 17.50	$ 17.50
Expiration Date of December 1, 2025, Four
Class of Warrant or Right [Line Items]
Number of Warrants	623,303	623,303
Exercise Price	$ 51.25	$ 51.25
Expiration Date of December 1, 2025, Five
Class of Warrant or Right [Line Items]
Number of Warrants	157,832	157,832
Exercise Price	$ 125.00	$ 125.00